Other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets [Abstract]
Other Current Assets
Other current assets include:

(In US$ millions)	December 31, 2015	December 31, 2014
Prepaid expenses	42	30
Reimbursable amounts due from customers	48	79
Deferred mobilization cost	55	7
Deferred consideration (1)	166	—
Taxes receivable	32	29
Other current assets	52	77
Total other current assets	395	222